ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net income/(loss)	¥ (1,048,954)	$ (143,706)	¥ (7,298)	¥ 13,172
Other comprehensive income/(loss), net of tax:
Change in cumulative foreign currency translation adjustments	22,894	3,136	29,804	72,703
Unrealized gains on available-for-sale investments (net of tax effect of RMB8,703, RMB6,464 and RMB3,251 for the years ended December 31, 2022, 2023 and 2024, respectively)	29,497	4,041	25,792	39,729
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB8,881, RMB6,487 and RMB3,288 for the years ended December 31, 2022, 2023 and 2024, respectively)	(22,014)	(3,016)	(24,743)	(33,383)
Total comprehensive income/(loss) attributable to Gaotu Techedu Inc.	(1,018,577)	(139,545)	23,555	92,221
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income/(loss)	(1,048,954)	(143,706)	(7,298)	13,172
Other comprehensive income/(loss), net of tax:
Change in cumulative foreign currency translation adjustments	22,894	3,136	29,804	72,703
Unrealized gains on available-for-sale investments (net of tax effect of RMB8,703, RMB6,464 and RMB3,251 for the years ended December 31, 2022, 2023 and 2024, respectively)	29,497	4,041	25,792	39,729
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB8,881, RMB6,487 and RMB3,288 for the years ended December 31, 2022, 2023 and 2024, respectively)	(22,014)	(3,016)	(24,743)	(33,383)
Total comprehensive income/(loss) attributable to Gaotu Techedu Inc.	¥ (1,018,577)	$ (139,545)	¥ 23,555	¥ 92,221